TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 31, 2021
TAX

13. INCOME TAXES

The income tax provision (benefit) consists of the following (in thousands):

	October 31, 2021	October 31, 2020
Federal
Current	$-	$-
Deferred	141	(4,578)
State and Local
Current	-	-
Deferred	131	(1,445)
Foreign
Current	50	50
Deferred	-	-
Change in valuation allowance	(272)	(6,023)
Income tax provision (benefit)	$50	$50

The Company has U.S. federal net operating loss carryovers (“NOLs”) of approximately $314.8 million and $299.2 million at October 31, 2021 and 2020, respectively, available to offset taxable income. The Company has $56.0 million of NOLs which do not expire, the remainder of which are subject to expiration through 2038. The Company conducted an Internal Revenue Code Section 382 analysis through October 31, 2019. Based on that analysis, some NOLs incurred through October 31, 2019 are subject to limitation and will expire. Subsequent period NOLs have not been studied for the Internal Revenue Code Section 382 limitation. The Company also has New Jersey State Net Operating Loss carryovers of approximately $153.7 million and $137.6 million as of October 31, 2021 and 2020, respectively, available to offset future taxable income through 2041. Utilization of New Jersey NOLs may be similarly limited.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon future generation for taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

The Company evaluated the provisions of ASC 740 related to the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. ASC 740 prescribes a comprehensive model for how a company should recognize, present, and disclose uncertain positions that the company has taken or expects to take in its tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. Differences between tax positions taken or expected to be taken in a tax return and the net benefit recognized and measured pursuant to the interpretation are referred to as “unrecognized benefits.” A liability is recognized (or amount of net operating loss carry forward or amount of tax refundable is reduced) for unrecognized tax benefit because it represents an enterprise’s potential future obligation to the taxing authority for a tax position that was not recognized as a result of applying the provisions of ASC 740.

If applicable, interest costs related to the unrecognized tax benefits are required to be calculated and would be classified as other expense in the consolidated statement of operations. Penalties would be recognized as a component of general and administrative expenses in the consolidated statement of operations.

No interest or penalties on unpaid tax were recorded during the years ended October 31, 2021 and 2020, respectively. As of October 31, 2021, and 2020, no liability for unrecognized tax benefits was required to be reported. The Company does not expect any significant changes in its unrecognized tax benefits in the next year.

The Company files tax returns in the U.S. federal and state jurisdictions and is subject to examination by tax authorities beginning with the fiscal year ended October 31, 2018.

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following (in thousands):

	Years Ended
	October 31, 2021	October 31, 2020
Deferred Tax Assets
Net operating loss carryovers	$32,971	$28,553
Stock-based compensation	4,566	10,132
Research and development credits	11,371	10,742
Capitalized R&D costs	14,536	13,822
Adoption of ASC 842 – Lease Liability	11	1,691
Other deferred tax assets	92	224
Total deferred tax assets	$63,547	$65,164
Valuation allowance	(62,573)	(62,845)
Deferred tax asset, net of valuation allowance	$974	$2,319

Deferred Tax Liabilities
Adoption of ASC 842 – ROU Asset	(11)	(1,360)
Patent cost	(943)	(917)
Other deferred tax liabilities	(20)	(42)
Total deferred tax liabilities	$(974)	$(2,319)
Net deferred tax asset (liability)	$-	$-

The expected tax (expense) benefit based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Years Ended
	October 31, 2021	October 31, 2020
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	(0.73)	5.48
Merger costs	(1.68)	0.00
Other permanent differences	(0.02)	(0.05)
Research and development credits	3.09	1.73
Warrant Liability	1.14	0.00
Foreign taxes	(0.28)	(0.19)
Change in valuation allowance	1.52	(22.82)
Stock option expirations	(24.32)	(5.33)
Income tax (provision) benefit	(0.28)%	(0.19)%

The “Foreign taxes” income tax expense in the consolidated statement of operations for both the years ended October 31, 2021 and 2020 pertain to a Taiwan Excise tax of $50,000 levied in connection with the GBP Revenue.

Ayala Pharmaceuticals Inc [Member]
TAX

NOTE 3—TAX

The Company has reviewed the tax positions taken, or to be taken, in its tax returns for all tax years currently open to examination by a taxing authority. As of September 30, 2022 and 2021, the Company has recorded an uncertain tax position liability exclusive of interest and penalties of $1.3 million and $0.9 million, respectively, which were classified as other long-term liabilities. As of September 30, 2022 and 2021, the Company accrued interest related to uncertain tax positions of $71 thousand and $46 thousand, respectively. The interest is recorded as part of financial expenses. These uncertain tax positions would impact the Company’s effective tax rate, if recognized. A reconciliation of the Company’s unrecognized tax benefits is below:

	Nine months	Year
	ended	ended
	September 30,	December 31,
	2022	2021
	(in thousands)
Uncertain tax position at the beginning of the period	$858	$581
Additions for uncertain tax position of prior years (foreign exchange and interest)	19	17
Additions for tax positions of current period	470	260
Uncertain tax position at the end of the period	$1,347	$858

The Company files U.S. federal, various U.S. state and Israeli income tax returns. The associated tax filings remain subject to examination by applicable tax authorities for a certain length of time following the tax year to which those filings relate. In the United States and Israel, the 2017 and subsequent tax years remain subject to examination by the applicable taxing authorities as of September 30, 2022.

9. Taxes on Income

The Company records income tax expense related to profits realized in the United States and realized by its subsidiary in Israel.

United States:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017 (ii) a new tax deduction in the amount of 37.5% of “foreign derived intangible income” that effectively reduces the federal corporate tax on certain qualified foreign derived sales/licenses/leases and service income in excess of a base amount to 13.125% (as compared to the regular corporate income tax rate of 21%); (iii) stricter limitation on the tax deductibility of business interest expense; (iv) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) (v) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate and (vi) an expansion of the U.S. controlled foreign corporation (“CFC”) anti deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed income” (“GILTI”).

The Company recorded loss from continuing operations, before taxes on income for the period indicated as follows (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
United States	$(39,018)	$(29,698)
Israel	(460)	(23)
Net loss before tax	$(39,478)	$(29,721)

Income tax expense is summarized as follows (in thousands):

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Current:

Federal	$—	$
State		—
Foreign	776	426
	$776	$426

Deferred:

Federal	$—	$—
State	—	—
Foreign	—	—
	$—	$—
Income tax expense	$776	$426

The effective income tax rate differed from the amount computed by applying the federal statutory rate to our loss before income taxes as follows:

	Year ended	Year ended
	December, 31	December, 31
	2021	2020
U.S. federal tax provision at statutory rate	21.00%	21.00%
State and local tax, net of federal benefit	4.01	4.64
Foreign rate differences	(0.09)	(0.07)
Non-deductible stock compensation	(1.43)	(1.11)
Section 951A GILTI	0.00	(0.85)
Effect of other permanent differences	(0.07)	(0.07)
Uncertain tax positions	(0.66)	(0.52)
Change in valuation allowance	(34.39)	(26.65)
Federal Tax Reform Rate Change	0.00	0.00
Tax Credits	6.01	—
Provision to Return	3.95	—
Other adjustments	(0.30)	2.20

Effective tax rate	(1.97)%	(1.43)%

Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows (in thousands):

	As of	As of
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$22,614	$12,752
Intangible assets	3,402	651
Accrued expenses	3,011	3,022
Other	169	—
Total deferred tax assets	29,196	16,425
Valuation allowance	(29,196)	(16,425)
Net deferred tax assets	$—	$—

As of December 31, 2021, the Company has provided a valuation allowance of approximately $29.2 million in respect of the Company’s deferred tax assets resulting from tax loss carryforwards and other temporary differences. Realization of deferred tax assets is dependent upon future earnings, if any, the time and amount of which are uncertain. As the Company is still in its development stage and has not yet generated revenues, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to their recoverable amounts.

Available Carryforward Tax Losses

As of December 31, 2021, we had net operating loss carryforwards, or NOLs, of $91.6 million for federal income tax purposes and $57.7 million for state income tax purposes, which may be available to offset our future taxable income, if any, and begin to expire in various amounts in 2037 and 2038, respectively, provided that NOLs generated in tax years ending after December 31, 2017 will not be subject to expiration. In general, under Sections 382 and 383 of the U.S. Internal Revenue Code of 1986, as amended, or the Code, a corporation that undergoes an “ownership change” is subject to limitations on its ability to use its pre-change NOLs to offset future taxable income. If the U.S. Internal Revenue Service challenges our determinations with respect to the existence of previous ownership changes or the effects thereof, or if we undergo an ownership change, our ability to use our NOLs could be limited by Section 382 of the Code. Future changes in our stock ownership, some of which are outside of our control, could also result in an ownership change under Sections 382 and 383 of the Code. In addition, for taxable years beginning after December 31, 2020, utilization of federal NOLs generated in tax years beginning after December 31, 2017 are limited to a maximum of 80% of the taxable income for such year, after taking into account utilization of NOLs generated in years beginning before January 1, 2018 and determined without regard to such NOL deduction. Furthermore, our ability to use NOLs of companies that we may acquire in the future may be subject to limitations. For these reasons, we may not be able to use a material portion of the NOLs, even if we attain profitability. The reduction of the corporate tax rate under recently-enacted U.S. tax legislation may cause a reduction in the economic benefit of our NOLs and other deferred tax assets available to us.

In addition, as of December 31, 2021, the Company had federal Orphan Drug research and development credit carryforwards of approximately $618 thousand and $33, respectively. If not utilized, the federal tax carryforwards which expire in 2039.

Uncertain Tax Positions

The Company has reviewed the tax positions taken, or to be taken, in our tax returns for all tax years currently open to examination by a taxing authority. As of December 31, 2021, and 2020, the Company has recorded an uncertain tax position liability exclusive of interest and penalties of approximately $0.9 and $0.6 million, respectively. As of December 31, 2021, the Company has not accrued penalties for uncertain tax positions. A reconciliation of the Company’s unrecognized tax benefits is below:

	2021	2020
	(in thousands)	(in thousands)
Uncertain tax position at the beginning of year	$581	$424
Additions for uncertain tax position of prior years (foreign exchange and interest)	17	3
Additions for tax positions of current year	260	153
Uncertain tax position at the end of the year	$858	$581

The Company remains subject to examination until the statute of limitations expires for each respective tax jurisdiction. The statute of limitations is currently open for 2017, 2018, 2019, 2020 and 2021 for all tax jurisdictions.

Israel:

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years) which reduces the corporate income tax rate from 25% to 24% effective from January 1, 2017, and to 23% effective from January 1, 2018.

The Israeli corporate income tax rate was 23% in 2021 and 2020. Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rates as described above.